Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, Net
6	INVENTORIES, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Raw materials	81,027	87,428	12,676
Work in progress	7,902	7,586	1,100
Finished goods	34,281	35,307	5,119

	123,210	130,321	18,895